GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 2.46%
214,601	Axalta Coating Systems Ltd(a)	$ 6,264,204
Communications — 4.68%
189,172	Interpublic Group of Cos Inc	6,936,937
68,652	Omnicom Group Inc	4,974,524
		11,911,461
Consumer, Cyclical — 20.68%
166,397	BorgWarner Inc	7,190,014
35,203	CarMax Inc(a)	4,504,576
117,693	Gentex Corp	3,881,515
129,338	Madison Square Garden Entertainment Corp(a)	9,398,993
20,299	Madison Square Garden Sports Corp(a)	3,774,599
209,116	Manchester United PLC(b)	4,050,577
419,965	Mattel Inc(a)	7,794,550
11,442	Vail Resorts Inc	3,822,200
174,757	Walgreens Boots Alliance Inc	8,222,317
		52,639,341
Consumer, Non-Cyclical — 18.11%
474,192	ADT Inc(b)	3,836,213
116,708	Cardinal Health Inc	5,772,378
8,698	Charles River Laboratories International Inc(a)	3,589,404
134,021	Envista Holdings Corp(a)	5,603,418
45,513	J M Smucker Co	5,462,925
25,174	Laboratory Corp of America Holdings(a)	7,084,971
87,213	Molson Coors Beverage Co Class B	4,044,939
295,547	Nielsen Holdings PLC	5,671,547
34,326	Zimmer Biomet Holdings Inc	5,023,953
		46,089,748
Energy — 1.48%
286,910	NOV Inc(a)	3,761,390
Financial — 34.03%
177,478	Aflac Inc	9,251,928
107,046	BOK Financial Corp	9,585,969
58,008	CBRE Group Inc Class A(a)	5,647,659
100,687	Charles Schwab Corp	7,334,041
125,862	First American Financial Corp	8,439,047
24,302	Goldman Sachs Group Inc	9,186,885
33,423	Houlihan Lokey Inc	3,078,258
103,995	KKR & Co Inc	6,331,216
193,257	Lazard Ltd Class A	8,851,171
95,350	Northern Trust Corp	10,279,683
95,350	Progressive Corp	8,618,687
		86,604,544
Shares		Fair Value
Industrial — 15.79%
218,390	Kennametal Inc	$ 7,475,490
23,540	Keysight Technologies Inc(a)	3,867,387
204,176	Knowles Corp(a)	3,826,258
12,967	Littelfuse Inc	3,543,492
151,103	nVent Electric PLC	4,885,160
18,307	Snap-on Inc	3,825,248
29,749	Stanley Black & Decker Inc	5,215,297
111,114	Stericycle Inc(a)	7,552,418
		40,190,750
TOTAL COMMON STOCK — 97.23% (Cost $220,547,709)		$247,461,438
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 2.44%
$6,200,000	Federal Farm Credit Bank Funding Corp(c) 0.00%, 10/01/2021	6,200,000
Repurchase Agreements — 0.87%
525,685	Undivided interest of 0.57% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $525,685 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(d)	525,685
525,685	Undivided interest of 0.69% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $525,685 on 10/1/21 collateralized by Federal National Mortgage Association securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(d)	525,685

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 525,685	Undivided interest of 20.75% in a repurchase agreement (principal amount/value $2,533,337 with a maturity value of $2,533,341) with HSBC Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $525,685 on 10/1/21 collateralized by various U.S. Government Agency securities, 3.00% - 4.50%, 1/1/26 - 9/20/51, with a value of $2,584,004.(d)	$ 525,685
525,685	Undivided interest of 3.65% in a repurchase agreement (principal amount/value $14,411,175 with a maturity value of $14,411,199) with Citigroup Global Markets Inc, 0.06%, dated 9/30/21 to be repurchased at $525,685 on 10/1/21 collateralized by U.S. Treasury securities, 0.13% - 2.75%, 6/30/22 - 2/15/28, with a value of $14,699,399.(d)	525,685
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 110,666	Undivided interest of 8.28% in a repurchase agreement (principal amount/value $1,337,250 with a maturity value of $1,337,252) with Credit Agricole Securities (USA) Inc, 0.05%, dated 9/30/21 to be repurchased at $110,666 on 10/1/21 collateralized by Government National Mortgage Association securities, 2.50% - 4.00%, 6/20/44 - 9/20/51, with a value of $1,363,995.(d)	$ 110,666
		2,213,406
TOTAL SHORT TERM INVESTMENTS — 3.31% (Cost $8,413,406)		$8,413,406
TOTAL INVESTMENTS — 100.54% (Cost $228,961,115)		$255,874,844
OTHER ASSETS & LIABILITIES, NET — (0.54)%		$(1,374,935)
TOTAL NET ASSETS — 100.00%		$254,499,909

(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2021.
(c)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(d)	Collateral received for securities on loan.
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST ARIEL MID CAP VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:

September 30, 2021

Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021